Financial risk management - Disclosure of maturity analysis for non-derivative financial liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments with preferred rights	¥ 0	¥ 2,106,334	¥ 1,320,712	¥ 1,018,019
Borrowings	64,076	23,157
Lease liabilities	59,601	44,487
Total	224,405	2,310,690
Financial instruments with preferred rights
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments with preferred rights		2,106,334
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	66,468	24,909
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	67,636	49,535
Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	34,071	49,955
Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	56,206	79,923
Amounts due to a related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts payable, related party transactions	24	34
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	170,084	167,709
Less than 1 year | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	60,689	21,009
Less than 1 year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	19,094	16,788
Less than 1 year | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	34,071	49,955
Less than 1 year | Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	56,206	79,923
Less than 1 year | Amounts due to a related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts payable, related party transactions	24	34
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	22,612	2,122,935
Between 1 and 2 years | Financial instruments with preferred rights
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial instruments with preferred rights		2,106,334
Between 1 and 2 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	5,779	3,293
Between 1 and 2 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	16,833	13,308
Between 1 and 2 years | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Between 1 and 2 years | Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	0	0
Between 1 and 2 years | Amounts due to a related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts payable, related party transactions	0	0
Between 2 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	28,705	20,046
Between 2 and 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	607
Between 2 and 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	28,705	19,439
Between 2 and 5 years | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Between 2 and 5 years | Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	0	0
Between 2 and 5 years | Amounts due to a related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts payable, related party transactions	0	0
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total	3,004	0
Over 5 years | Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	0	0
Over 5 years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	3,004	0
Over 5 years | Trade Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	0	0
Over 5 years | Other Payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	0	0
Over 5 years | Amounts due to a related party
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Amounts payable, related party transactions	¥ 0	¥ 0